Loans, Impaired Loans, and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale	$ 81	$ 78
Financial assets, amortized cost	$ 127,656	$ 145,687
Collateral held against impaired loans	81.00%
Modified Loans [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, amortized cost	$ 408